Commitments and Contingencies	12 Months Ended
Feb. 24, 2013
Commitments and Contingencies

NOTE 11 — COMMITMENTS AND CONTINGENCIES

The Company has commitments under non-cancelable operating leases for office and manufacturing space and certain machinery and equipment. The leases range from one to ten years and generally contain renewal options for periods ranging from one to ten years. Some of the leases contain future rent escalation clauses. Total rental expense on operating leases was $6,677, $6,789 and $6,746 in fiscal 2013, 2012 and 2011, respectively.

The following is a schedule of required future minimum lease payments:

Fiscal year ending	Operating Leases
2014	$6,326
2015	5,651
2016	4,973
2017	4,475
2018 and subsequent years	1,426

Total future minimum lease payments	$22,851

Legal matters

On May 14, 2013, in consideration for the payment of $385 to plaintiff VMOOM, a California general partnership, the Company and VMOOM entered into an agreement (the “Agreement”) discharging all claims and counterclaims, disputes and controversies, pursuant to the lawsuit VMOOM filed in the United States District, Central District of California, Western Division on February 2, 2012 (the “Case”) and releasing each other from any and all liabilities, claims, causes of action, damages, losses, costs, expenses and attorneys’ fees, asserted or unasserted, known or unknown, which each party had, has, or may have had against the other party with respect to the Case prior to the execution of the Agreement.

VMOOM’s claims against the Company were for breach of written contract, intentional interference and fraud, based on the Company’s alleged fail to timely deliver certain ftServer computer systems ordered by Plaintiff for ultimate resale to end-user(s). The Company filed counter claims against Plaintiff for breach of contract and intentional interference by reason of Plaintiff’s alleged breach its agreement with Company by selling certain ftServers to an end-user without first obtaining the Company’s approval as was required under the sales agreements governing the purchase of the ftServer systems.

After reimbursement of a portion of settlement amount the from the Company’s insurance carriers, the Company’s share of the settlement amount is $75.

The Company is involved in various other legal proceedings arising in the ordinary course of business, none of which we currently expect to have a material adverse effect on our results of operations, cash flows or financial condition.

On April 14, 2010, the Company settled a legal matter related to the sale of the Emergent Business and received a final payment of $3,825. See Note 16 for further discussion.

Purchase commitments

As of February 24, 2013 and February 26, 2012, the Company had outstanding purchase commitments to one contract manufacturer amounting to approximately $4,013 and $3,931, respectively.

Guarantor arrangements

The Company’s standard sales contracts and agreements contain infringement indemnification provisions. Pursuant to these provisions, the Company indemnifies, holds harmless and agrees to reimburse the indemnified party for losses suffered or incurred by the indemnified party (generally business partners or customers) in connection with certain patent, copyright or other intellectual property infringement claims in the countries in which the Company operates by any third party with respect to the Company’s products. The term of these indemnification provisions is generally perpetual effective at the time of the sale of the product. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements and management is not aware of any pending, threatened or unasserted claims regarding these agreements. As a result, the Company believes the estimated fair value of these agreements is minimal. Accordingly, no liabilities have been recorded for these agreements as of February 24, 2013 and February 26, 2012, respectively.

As permitted under Bermuda and Delaware law, the Company has agreed to indemnify its officers and directors for certain events or occurrences while the officer or director is, or was serving, at the Company’s request in such capacity. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited; however, the Company has a Director and Officer insurance policy that limits its exposure and enables it to recover a portion of any future amounts paid. The aggregate limit on this insurance policy is $20,000. As a result of this insurance policy coverage, the Company believes the estimated fair value of these indemnification arrangements is minimal. The Company has no liabilities recorded for these agreements as of February 24, 2013 and February 26, 2012, respectively.

In fiscal 2003, the Company acquired all of the outstanding shares of Cemprus, LLC and its subsidiaries (“Cemprus”) from Platinum Equity, LLC (“Platinum”). Certain of the Company’s subsidiaries entered into an indemnity agreement with Platinum as part of the purchase of Cemprus. Under the indemnity agreement, the subsidiaries agree to indemnify Platinum against certain claims arising after the purchase of Cemprus. The indemnification obligations are limited to claims respecting certain obligations of Platinum under its Cemprus acquisition agreement with Lucent, certain related Platinum guarantees associated with that transaction and a certain letter agreement with Hewlett-Packard for certain product and license agreements between Cemprus and Hewlett-Packard. The Company has never incurred costs to defend lawsuits or settle claims related to these agreements. As a result, the Company believes the estimated fair value of these agreements is minimal. Accordingly, no liabilities have been recorded for these agreements as of the end of fiscal 2013 and 2012.